Note 5 - Premises And Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Table Text Block]
(Dollar amounts in thousands)	2012	2011

Land and land improvements	$1,885	$1,898
Building and leasehold improvements	9,427	9,131
Furniture, fixtures, and equipment	3,665	2,952
	14,977	13,981
Less accumulated depreciation and amortization	6,307	5,717

Total	$8,670	$8,264